PROVISIONS, CONTINGENCIES AND COMMITMENTS - Environmental Liabilities (Details) m³ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) location m³	Dec. 31, 2014 a location	Dec. 31, 2007 ha	Dec. 31, 2018 USD ($)	Nov. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 2,991			$ 2,534		$ 2,022
Number of solid waste management locations | location	20,000,000
Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	$ 1,074			1,228		815
Other environment related provision [member] | Taranto Site
Disclosure of other provisions [line items]
Provisions	155
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	136			141		$ 40
Provision for Implementation of Measures in Relation to Historical Pollution of Soil and Groundwater | Taranto Site
Disclosure of other provisions [line items]
Provisions	211
Europe | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	772
United States
Disclosure of other provisions [line items]
Number of acres of land subject to resource conservation and recovery act corrective action | a		489
Implementation of interim measures complete, number of former solid waste management locations | location		11
United States | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	136
Expected provision payment	12
United States | Removal and disposal of asbestos-containing materials and polychlorinated biphenyls
Disclosure of other provisions [line items]
Provisions	36
Expected provision payment	2
United States | Sediment sssessment and remediation
Disclosure of other provisions [line items]
Provisions	8
United States | RCRA Corrective Action
Disclosure of other provisions [line items]
Provisions	4
United States | Anticipated remediation and post-remediation activities
Disclosure of other provisions [line items]
Provisions	31
United States | Provision for treatment of acid mine drainage
Disclosure of other provisions [line items]
Provisions	33
Estimated financial effect of contingent assets	49
United States | Provisions related to clean air act’s prevention of significant deterioration
Disclosure of other provisions [line items]
Provisions	7
South Africa | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	$ 127
Term of environmental provisions	16 years
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions	$ 42
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions	19
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions	21
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions	38
Environmental trust investments acquired					$ 25
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vereeniging Site
Disclosure of other provisions [line items]
Provisions	7
Canada | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	39
Canada | Remediating Toxic Sediment
Disclosure of other provisions [line items]
Provisions	39
Expected provision payment	11
Canada | Sludge Removal at Contrecoeur
Disclosure of other provisions [line items]
Provisions	2
France | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	72
France | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	113			$ 113
Belgium | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	230
Luxembourg | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	$ 43
Area of land sold | ha			93
Luxembourg | Other environment related provision [member] | Ehlerange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites | m³	400
Luxembourg | Other environment related provision [member] | Differdange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites | m³	1,400
Luxembourg | ArcelorMittal Luxembourg Various Site Clean Up
Disclosure of other provisions [line items]
Provisions	$ 35
Luxembourg | Historical Landfill Cleanup ArcelorMittal Belval and Differdange
Disclosure of other provisions [line items]
Provisions	8
Poland | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	27
Germany | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	26
Italy | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	366
Spain | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	$ 8
Term of environmental provisions	30 years